Impacts of Change in Accounting Policy and Adoption of New IFRS Pronouncements (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjustments to equity [Abstract]
Deferred income tax liabilities	$ 3,098	$ 614	$ 0
Equity after accounting changes	$ 116,630	112,456	102,285
IFRS 6 [Member]
Equity before accounting changes		100,060	90,673
Adjustments to equity [Abstract]
Property plant and equipment		2,117	2,283
Mineral properties		(10,229)	(10,229)
Deferred income tax liabilities		2,390	1,440
Silver streaming interest		18,118	18,118
Equity after accounting changes		$ 112,456	$ 102,285